Employee Benefit Plans (Schedule of Target and Actual Asset Allocation) (Details)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Equity Securities [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Target	60.00%
Actual	63.00%	59.00%
Equity Securities [Member] | Postretirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Target	50.00%
Actual	62.00%	60.00%
Debt Securities [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Target	40.00%
Actual	37.00%	38.00%
Debt Securities [Member] | Postretirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Target	50.00%
Actual	36.00%	39.00%
Cash [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Target	0.00%
Actual	0.00%	3.00%
Cash [Member] | Postretirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Target	0.00%
Actual	1.00%	1.00%
Other [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Target	0.00%
Actual	0.00%	0.00%
Other [Member] | Postretirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Target	0.00%
Actual	1.00%	0.00%